Income Tax	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Income Tax
7. Income Tax
During the three and six months ended June 30, 2024, Immatics N.V. and Immatics US Inc. generated a net loss within the Group. Immatics GmbH generated a net income for
the three months ended June 30, 2024 due to the recognition of revenue from the collaboration agreements with BMS and Moderna and correspondingly the Group recognized an income tax expense of €0.2 million and an equivalent current tax liability. For the six months ended June 30, 2024, Immatics GmbH generated a net income due to the recognition of the remaining upfront payment of €14.9 million within revenue, in connection with the termination of the collaboration with Genmab and revenue from collaboration agreements, correspondingly the Group recognized an income tax expense of €1.5 million and an equivalent current tax liability.
The income tax expense is calculated based on taxable income of Immatics GmbH for the three and six months ended June 30, 2024 and does not take into account any potential income or loss of the following quarter. The Group applied the estimated effective tax rate for the financial year 2024 to the taxable income for the three and six months ended June 30, 2024.
T
he Group took into account the tax losses carried forward that can be used to offset the taxable income generated in the three and six months ended June 30, 2024 for the purpose of income tax calculation. In accordance with §
10d
para 2 EStG (German income tax code), 70% (corporate tax) / 60% (trade tax) of an income of a given year can be offset with tax losses carried forward. Accordingly, 30% / 40% of the income before tax of Immatics GmbH is subject to income tax.
As the profit generated by Immatics GmbH during the three and six months ended June 30, 2024 is considered as a one-time
profit, no deferred tax assets exceeding the deferred tax liability for temporary differences have been recognized in respect of tax losses carried forward. The current assessment regarding the usability of deferred tax assets may change, depending on the
Group’s
taxable
income
in future years, which could result in the recognition of deferred tax assets.
The Group generated losses for all entities within the Group during the three and six months ended June 30, 2023.
During the three and six months ended June 30, 2024 and 2023, the Group’s German operations were subject to a statutory tax rate of 30.4% and the Group’s U.S. operations were subject to a federal corporate income tax rate of 21%.
Due to changes in ownership in prior periods, there are certain limitations on tax losses carried forward for net operating losses incurred by Immatics US, Inc., under Section 382 of the U.S. Internal Revenue Code.